Annual Total Returns- SmartRetirement Blend 2020 Fund (I Shares) [BarChart] - I Shares - SmartRetirement Blend 2020 Fund - Class I	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.77%	6.04%	(0.90%)	6.51%	13.08%	(4.79%)	15.29%	9.86%